SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 18:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company identifies its operating segments in accordance with ASC Topic 280, "Segment Reporting." Operating segments are defined as components of an entity for which separate financial information is available and it is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's CODM is the Chief Executive Officer who makes operating decisions, assess performance and allocates resources on a consolidated basis. The Company’s CODM uses consolidated net loss to review actual results and decide where to allocate additional resources within the business to continue growth. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

b.
The total revenues are attributed to geographic areas based on the location of the Company's channel partners, which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2022, 2023 and 2024 and long-lived assets as of December 31, 2023 and 2024:

Revenues:

	Year ended December 31,
	2022	2023	2024

United States	$312,816	$393,355	$503,359
Israel	6,302	6,784	8,257
United Kingdom	41,297	45,751	60,238
Europe, the Middle East and Africa *)	130,745	173,203	243,100
Other	100,550	132,795	185,788

	$591,710	$751,888	$1,000,742

For the years ended December 31, 2022, 2023 and 2024, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2023	2024

United States	$4,635	$8,405
Israel	33,898	31,327
United Kingdom	3,118	2,880
Europe, the Middle East and Africa *)	747	1,521
Other	6,282	6,602

	$48,680	$50,735

*)          Excluding United Kingdom and Israel